UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 95.0% of Net Assets

	ABS Car Loan – 2.1%
$570,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610%, 10/08/2015	$573,107
780,000	AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A3, 1.170%, 1/08/2016	784,080
2,410,000	AmeriCredit Automobile Receivables Trust, Series 2011-4, Class A3, 1.170%, 5/09/2016	2,424,055
1,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class A, 3.630%, 8/20/2014, 144A	1,251,513
1,620,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A, 1.850%, 11/20/2014, 144A	1,636,062
1,650,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A, 2.370%, 11/20/2014, 144A	1,691,583
262,622	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	282,811
395,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A	397,197
7,130,000	Santander Drive Auto Receivables Trust, Series 2012-1, Class 1A3, 1.490%, 10/15/2015	7,204,958
4,195,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class B, 1.940%, 12/15/2016	4,246,993
3,385,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,500,320
2,090,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	2,159,660
4,085,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.330%, 5/15/2017	4,084,261
2,875,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	2,873,767
1,665,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	1,664,334

		34,774,701

	ABS Credit Card – 0.8%
1,580,000	World Financial Network Credit Card Master Trust, Series 2009-D, Class A, 4.660%, 5/15/2017	1,615,090
500,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	539,014
9,300,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(b)	10,068,236

		12,222,340

	ABS Home Equity – 0.1%
605,437	Chase Mortgage Finance Corp., Series 2007-A1, Class 2A3, 2.991%, 2/25/2037(c)	610,128
457,584	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	458,599

		1,068,727

	ABS Other – 0.3%
2,290,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	2,327,441

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	ABS Other – continued
$1,775,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	$1,810,218

		4,137,659

	Aerospace & Defense – 0.4%
1,830,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	1,880,325
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,648,350
3,060,000	Oshkosh Corp., 8.250%, 3/01/2017	3,358,350

		6,887,025

	Airlines – 0.3%
1,178,615	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	1,281,744
3,285,000	Continental Airlines Pass Thru Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	3,457,462

		4,739,206

	Automotive – 3.3%
7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,700,593
510,000	Ford Motor Credit Co. LLC, 5.625%, 9/15/2015	558,467
5,040,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	5,889,069
880,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	919,688
1,830,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	2,040,519
6,575,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	7,939,102
4,650,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018	5,334,401
1,575,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	1,663,216
4,185,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	4,386,888
15,665,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/2017(b)	16,041,446

		53,473,389

	Banking – 5.9%
9,090,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	9,612,675
3,345,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	3,429,093
13,280,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	15,161,139
1,365,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	1,639,362
1,775,000	Citigroup, Inc., 6.000%, 8/15/2017	2,091,209
1,115,000	Citigroup, Inc., 6.125%, 5/15/2018	1,336,228

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$6,555,000	Citigroup, Inc., 6.500%, 8/19/2013	$6,781,783
2,585,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	3,056,018
2,205,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	2,620,007
3,020,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,422,647
3,035,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,818,804
5,035,000	Hana Bank, 4.250%, 6/14/2017, 144A	5,477,541
8,560,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	10,247,921
3,650,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,399,907
1,015,000	Morgan Stanley, 5.375%, 10/15/2015	1,103,489
9,645,000	Morgan Stanley, 5.750%, 1/25/2021	11,014,928
630,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	706,730
660,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	749,347
2,530,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	2,981,795
5,360,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	5,641,400

		95,292,023

	Building Materials – 0.2%
3,640,000	USG Corp., 6.300%, 11/15/2016	3,767,400

	Chemicals – 1.5%
6,420,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	6,757,050
2,735,000	Methanex Corp., 3.250%, 12/15/2019	2,750,907
2,130,000	Methanex Corp., 5.250%, 3/01/2022	2,362,428
5,310,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	5,960,475
1,380,000	Olin Corp., 5.500%, 8/15/2022	1,438,650
4,510,000	RPM International, Inc., 6.125%, 10/15/2019	5,264,703

		24,534,213

	Collateralized Mortgage Obligations – 0.2%
3,530,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	3,734,535

	Commercial Mortgage-Backed Securities – 4.8%
203,693	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049(c)	208,062

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.625%, 4/10/2049(c)	$1,953,197
605,449	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.663%, 6/11/2040(c)	620,224
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.060%, 12/10/2049(c)	1,206,765
113,400	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	113,288
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,842,040
2,780,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.679%, 6/15/2039(c)	3,200,578
3,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.762%, 9/15/2039(c)	4,039,343
5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.052%, 2/15/2041(c)	6,753,363
68,724	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	68,771
425,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.867%, 7/10/2038(c)	488,074
705,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	831,057
8,235,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,484,422
11,245,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.789%, 8/10/2045(c)	12,964,428
3,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,431,949
2,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,050,028
2,500,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	2,861,205
365,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.575%, 4/12/2049(c)	412,219
1,900,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	2,146,620
2,930,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,402,246
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.651%, 6/11/2042(c)	361,175
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.275%, 1/11/2043(c)	1,440,118
1,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	1,147,066
2,070,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	2,380,365
10,770,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	12,339,663

		77,746,266

	Construction Machinery – 0.3%
2,160,000	CNH Capital LLC, 3.875%, 11/01/2015, 144A	2,227,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Construction Machinery – continued
$2,675,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A	$2,534,563

		4,762,063

	Consumer Cyclical Services – 0.1%
360,000	Service Corp. International, 7.000%, 5/15/2019	394,200
1,835,000	Western Union Co. (The), 2.375%, 12/10/2015	1,843,496

		2,237,696

	Consumer Products – 0.4%
1,546,000	Whirlpool Corp., 6.500%, 6/15/2016	1,773,112
3,620,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,880,017

		5,653,129

	Distributors – 0.3%
3,690,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	4,058,594

	Diversified Manufacturing – 0.7%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,295,215
2,075,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	2,298,063
7,070,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	7,918,400

		11,511,678

	Electric – 1.1%
665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	734,825
3,600,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	4,068,000
2,325,000	Enersis S.A., 7.375%, 1/15/2014	2,449,667
4,270,000	Florida Power & Light Co., 4.125%, 2/01/2042	4,463,529
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,057,975
4,500,000	TransAlta Corp., 4.750%, 1/15/2015	4,768,398

		17,542,394

	Financial Other – 0.5%
7,955,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	7,851,585

	Food & Beverage – 0.5%
1,445,000	Bunge Ltd. Finance Corp., 4.100%, 3/15/2016	1,552,257
4,050,000	Post Holdings, Inc., 7.375%, 2/15/2022, 144A	4,437,281

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Food & Beverage – continued
$2,055,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	$2,317,012

		8,306,550

	Government Owned - No Guarantee – 5.6%
2,355,000	Abu Dhabi National Energy Co., 2.500%, 1/12/2018, 144A	2,378,550
6,745,000	CEZ A.S., 5.625%, 4/03/2042, 144A	7,826,406
2,725,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	2,945,938
1,600,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	2,381,354
17,680,000	Federal National Mortgage Association, 6.625%, 11/15/2030	26,926,711
4,370,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	6,221,787
6,310,000	Korea Development Bank, 4.000%, 9/09/2016	6,822,164
9,465,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	9,929,750
5,900,000	Petrobras International Finance Co., 6.750%, 1/27/2041	7,475,813
2,730,000	Qtel International Finance Ltd., 4.750%, 2/16/2021, 144A	3,084,900
2,965,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	3,884,150
11,320,000	Tennessee Valley Authority, 3.500%, 12/15/2042	11,249,182

		91,126,705

	Healthcare – 0.9%
8,800,000	HCA, Inc., 7.500%, 2/15/2022	10,076,000
575,000	HCA, Inc., 7.500%, 12/15/2023	587,938
3,200,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,547,872

		14,211,810

	Home Construction – 0.3%
4,315,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	4,681,775

	Hybrid ARMs – 0.0%
224,666	FHLMC, 6.034%, 11/01/2036(c)	243,215
150,700	FNMA, 2.270%, 2/01/2037(c)	157,906

		401,121

	Independent Energy – 2.3%
1,560,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	1,795,765
6,400,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	7,644,768

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Independent Energy – continued
$2,806,000	Denbury Resources, Inc., 6.375%, 8/15/2021	$3,086,600
3,625,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	4,227,656
4,080,000	Newfield Exploration Co., 5.750%, 1/30/2022	4,488,000
7,030,000	Plains Exploration & Production Co., 6.875%, 2/15/2023	8,031,775
4,245,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,542,150
1,670,000	Range Resources Corp., 5.000%, 8/15/2022	1,745,150
1,295,000	SM Energy Co., 6.500%, 1/01/2023	1,385,650

		36,947,514

	Industrial Other – 1.6%
1,360,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,538,500
11,550,000	Deluxe Corp., 6.000%, 11/15/2020, 144A	11,463,375
7,820,000	Hutchison Whampoa International 11 Ltd., 4.625%, 1/13/2022, 144A	8,722,756
2,650,000	Hutchison Whampoa International Ltd., 5.750%, 9/11/2019, 144A	3,160,075
1,570,000	Timken Co. (The), 6.000%, 9/15/2014	1,677,647

		26,562,353

	Media Cable – 1.2%
795,000	Cablevision Systems Corp., 7.750%, 4/15/2018	884,438
3,060,000	Cablevision Systems Corp., 8.000%, 4/15/2020	3,446,325
2,265,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	2,443,369
499,000	Cox Communications, Inc., 5.450%, 12/15/2014	544,202
8,880,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	9,724,701
1,330,000	Time Warner Cable, Inc., 8.250%, 4/01/2019	1,769,880

		18,812,915

	Media Non-Cable – 0.5%
1,375,000	Inmarsat Finance PLC, 7.375%, 12/01/2017, 144A	1,478,125
2,185,000	Myriad International Holding BV, 6.375%, 7/28/2017, 144A	2,463,588
4,165,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	4,019,225

		7,960,938

	Metals & Mining – 0.9%
890,000	Alcoa, Inc., 5.400%, 4/15/2021	926,323

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Metals & Mining – continued
$2,720,000	Alcoa, Inc., 6.150%, 8/15/2020	$2,970,631
525,000	APERAM, 7.375%, 4/01/2016, 144A	488,434
1,280,000	APERAM, 7.750%, 4/01/2018, 144A	1,126,400
6,250,000	ArcelorMittal, 7.250%, 3/01/2041	5,796,875
485,000	ArcelorMittal, 7.500%, 10/15/2039	455,900
400,000	United States Steel Corp., 6.650%, 6/01/2037	348,000
2,080,000	United States Steel Corp., 7.375%, 4/01/2020	2,220,400

		14,332,963

	Mortgage Related – 14.2%
19,997,832	FHLMC, 4.000%, with various maturities in 2041(d)	21,378,864
9,796,256	FHLMC, 4.500%, with various maturities from 2034 to 2039(d)	10,513,929
3,057,951	FHLMC, 5.000%, with various maturities from 2035 to 2038(d)	3,292,328
7,567,910	FHLMC, 5.500%, with various maturities from 2018 to 2040(d)	8,174,145
55,248	FHLMC, 6.000%, 6/01/2035	61,435
38,972,922	FNMA, 3.000%, with various maturities from 2027 to 2042(d)	40,902,190
36,025,063	FNMA, 3.500%, with various maturities from 2026 to 2042(d)	38,510,455
24,182,260	FNMA, 4.000%, with various maturities from 2019 to 2041(d)	25,999,161
14,210,502	FNMA, 4.500%, with various maturities from 2039 to 2041(d)	15,435,043
12,353,489	FNMA, 5.000%, with various maturities from 2033 to 2037(d)	13,463,528
5,152,073	FNMA, 5.500%, with various maturities from 2036 to 2038(d)	5,609,291
2,414,615	FNMA, 6.000%, with various maturities from 2016 to 2039(d)	2,683,935
103,198	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	120,429
89,708	FNMA, 7.000%, with various maturities in 2030(d)	107,260
98,232	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	119,605
7,130,000	FNMA (TBA), 2.500%, 1/01/2028(e)	7,455,306
14,000,000	FNMA (TBA), 3.000%, 1/01/2043(e)	14,669,375
18,550,000	FNMA (TBA), 3.500%, 1/01/2043(e)	19,776,763
1,847,116	GNMA, 5.500%, with various maturities from 2038 to 2039(d)	2,027,000
307,315	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	343,923

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$210,663	GNMA, 6.500%, with various maturities from 2028 to 2032(d)	$249,026
157,566	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	186,239
49,789	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	58,483
19,107	GNMA, 8.000%, 11/15/2029	20,215
61,322	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	62,525
5,211	GNMA, 9.000%, with various maturities in 2016(d)	5,284
9,876	GNMA, 11.500%, with various maturities from 2013 to 2015(d)	9,930

		231,235,667

	Non-Captive Consumer – 1.3%
325,000	SLM Corp., MTN, 5.050%, 11/14/2014	341,139
1,100,000	SLM Corp., MTN, 6.000%, 1/25/2017	1,190,750
16,755,000	SLM Corp., MTN, 6.250%, 1/25/2016	18,221,062
350,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	358,312
30,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	31,624
120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	120,456
55,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	55,000
35,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	36,593
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,327,950

		21,682,886

	Non-Captive Diversified – 5.2%
5,420,000	Ally Financial, Inc., 3.125%, 1/15/2016	5,425,837
8,860,000	Ally Financial, Inc., 5.500%, 2/15/2017	9,478,100
7,800,000	Ally Financial, Inc., 6.250%, 12/01/2017	8,636,293
2,480,000	Ally Financial, Inc., 8.300%, 2/12/2015	2,762,100
11,975,000	CIT Group, Inc., 5.000%, 5/15/2017	12,693,500
5,120,000	CIT Group, Inc., 5.375%, 5/15/2020	5,593,600
2,070,000	GATX Corp., 4.750%, 5/15/2015	2,211,768
7,810,000	General Electric Capital Corp., 2.250%, 11/09/2015	8,065,504
7,150,000	General Electric Capital Corp., 5.300%, 2/11/2021	8,299,591

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Captive Diversified – continued
$1,035,000	General Electric Capital Corp., 5.625%, 5/01/2018	$1,229,098
4,265,000	General Electric Capital Corp., MTN, 2.300%, 4/27/2017	4,422,297
7,835,000	International Lease Finance Corp., 5.750%, 5/15/2016	8,258,787
5,700,000	International Lease Finance Corp., 6.250%, 5/15/2019	6,070,500
205,000	International Lease Finance Corp., 6.375%, 3/25/2013	207,153
200,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	205,000
830,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	863,715

		84,422,843

	Oil Field Services – 2.6%
2,400,000	FMC Technologies, Inc., 3.450%, 10/01/2022	2,449,543
7,610,000	Nabors Industries, Inc., 4.625%, 9/15/2021	8,190,186
3,845,000	Oil States International, Inc., 5.125%, 1/15/2023, 144A	3,897,869
6,950,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	5,994,375
2,090,000	Parker Drilling Co., 9.125%, 4/01/2018	2,231,075
3,340,000	Rowan Cos., Inc., 5.000%, 9/01/2017	3,710,406
1,330,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,642,240
2,430,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	2,442,150
9,605,000	Transocean, Inc., 6.500%, 11/15/2020	11,632,837

		42,190,681

	Packaging – 0.1%
1,940,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	2,095,200

	Paper – 1.6%
1,785,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	1,872,299
2,415,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	2,568,483
1,111,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,454,640
3,535,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	4,816,724
5,730,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,836,170
2,850,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	3,984,762
365,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	547,278

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Paper – continued
$2,495,000	Rock-Tenn Co., 4.000%, 3/01/2023, 144A	$2,534,648

		25,615,004

	Pharmaceuticals – 1.0%
1,845,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,978,763
130,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	139,425
4,130,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	4,450,075
9,500,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	10,188,750

		16,757,013

	Pipelines – 1.4%
9,530,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	10,842,624
1,240,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	1,518,178
2,050,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	2,240,919
7,455,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	8,194,111

		22,795,832

	Property & Casualty Insurance – 0.7%
1,175,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	1,253,278
2,585,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	2,941,815
3,250,000	Willis North America, Inc., 6.200%, 3/28/2017	3,700,044
3,170,000	Willis North America, Inc., 7.000%, 9/29/2019	3,735,737

		11,630,874

	Refining – 0.2%
3,110,000	Phillips 66, 5.875%, 5/01/2042, 144A	3,742,375

	Retailers – 0.9%
2,610,000	Dollar General Corp., 4.125%, 7/15/2017	2,740,500
12,055,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	12,504,748

		15,245,248

	Sovereigns – 0.5%
6,438,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	8,633,358

	Supermarket – 0.5%
7,370,000	Delhaize Group S.A., 4.125%, 4/10/2019	7,607,668

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

		Supranational – 0.5%
18,970,000		Inter-American Development Bank, EMTN, 8.000%, 1/26/2016, (MXN)	$1,626,046
87,705,000		International Bank for Reconstruction & Development, 6.500%, 9/11/2013, (MXN)	6,896,957

			8,523,003

		Technology – 2.5%
250,000		Amphenol Corp., 4.000%, 2/01/2022	264,370
3,745,000		Amphenol Corp., 4.750%, 11/15/2014	3,990,328
4,700,000		Baidu, Inc., 3.500%, 11/28/2022	4,713,188
2,635,000		Brocade Communications Systems, Inc., 6.625%, 1/15/2018	2,720,638
1,160,000		Brocade Communications Systems, Inc., 6.875%, 1/15/2020	1,249,900
3,145,000		Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,178,312
3,156,000		Equifax, Inc., 7.000%, 7/01/2037	3,976,844
4,140,000		Fiserv, Inc., 3.125%, 10/01/2015	4,340,595
6,170,000		Fiserv, Inc., 3.500%, 10/01/2022	6,281,905
69,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	79,199
340,000		Motorola Solutions, Inc., 7.500%, 5/15/2025	428,637
1,335,000		National Semiconductor Corp., 3.950%, 4/15/2015	1,437,811
7,315,000		Tencent Holdings Ltd., 4.625%, 12/12/2016, 144A	7,876,119

			40,537,846

		Textile – 0.1%
1,125,000		Wolverine World Wide, Inc., 6.125%, 10/15/2020, 144A	1,181,250

		Tobacco – 0.7%
8,240,000		Reynolds American, Inc., 7.250%, 6/15/2037	10,805,367

		Transportation Services – 0.1%
1,990,000		Erac USA Finance Co., 5.250%, 10/01/2020, 144A	2,275,696

		Treasuries – 17.3%
2,787,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.250%, 6/16/2016, (MXN)	22,429,129
1,783,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)(b)	15,353,665
245,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	2,054,457
239,000,000		Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	6,024,109

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
4,930,000	Spain Government Bond, 5.500%, 4/30/2021, (EUR)	$6,658,302
11,825,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	16,251,485
12,800,000	U.S. Treasury Bond, 2.750%, 8/15/2042	12,360,000
26,440,000	U.S. Treasury Bond, 3.000%, 5/15/2042	26,935,750
2,910,000	U.S. Treasury Bond, 3.125%, 2/15/2042	3,042,769
21,435,000	U.S. Treasury Bond, 3.750%, 8/15/2041	25,192,813
3,875,000	U.S. Treasury Bond, 3.875%, 8/15/2040	4,657,266
10,175,000	U.S. Treasury Note, 0.125%, 12/31/2014	10,149,562
1,655,000	U.S. Treasury Note, 0.625%, 5/31/2017	1,657,585
2,445,000	U.S. Treasury Note, 0.625%, 8/31/2017	2,442,707
980,000	U.S. Treasury Note, 0.750%, 6/30/2017	985,819
33,122,000	U.S. Treasury Note, 0.875%, 2/28/2017	33,556,726
8,825,000	U.S. Treasury Note, 1.250%, 2/15/2014	8,927,388
19,335,000	U.S. Treasury Note, 1.250%, 4/30/2019	19,626,533
13,520,000	U.S. Treasury Note, 1.625%, 8/15/2022	13,431,282
3,585,000	U.S. Treasury Note, 1.875%, 8/31/2017	3,786,377
1,320,000	U.S. Treasury Note, 2.000%, 2/15/2022	1,365,066
1,155,000	U.S. Treasury Note, 2.125%, 8/15/2021	1,214,194
13,550,000	U.S. Treasury Note, 2.625%, 11/15/2020(b)	14,871,125
560,000	U.S. Treasury Note, 2.750%, 10/31/2013	571,878
13,005,000	U.S. Treasury Note, 3.125%, 5/15/2021	14,747,462
11,505,000	U.S. Treasury Note, 3.625%, 2/15/2021(b)	13,504,891

		281,798,340

	Wireless – 2.1%
1,915,000	American Tower Corp., 4.625%, 4/01/2015	2,035,566
2,890,000	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 5/01/2017, 144A	3,068,602
895,000	NII Capital Corp., 7.625%, 4/01/2021	677,963
4,005,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	4,026,899
3,165,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	4,082,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Wireless – continued
$13,920,000	Sprint Capital Corp., 6.875%, 11/15/2028	$14,476,800
5,324,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	5,536,960

		33,905,640

	Wirelines – 4.4%
505,000	Axtel SAB de CV, 7.625%, 2/01/2017, 144A	262,600
22,720,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	12,041,600
4,605,000	Colombia Telecomunicaciones S.A., E.S.P., 5.375%, 9/27/2022, 144A	4,679,831
6,225,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	6,972,000
10,668,000	Embarq Corp., 7.995%, 6/01/2036	11,783,030
2,978,000	Frontier Communications Corp., 7.875%, 4/15/2015	3,327,915
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,598,625
3,300,000	Frontier Communications Corp., 8.250%, 4/15/2017	3,811,500
3,560,000	Frontier Communications Corp., 8.500%, 4/15/2020	4,094,000
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	456,500
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,314,635
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,237,500
3,145,000	Telefonica Emisiones SAU, 3.992%, 2/16/2016	3,272,372
4,029,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,235,486
986,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,051,323
5,910,000	Windstream Corp., 7.500%, 4/01/2023	6,220,275

		71,359,192

	Total Bonds and Notes (Identified Cost $1,467,499,970)	1,543,380,250

Senior Loans – 1.5%

	Consumer Products – 0.3%
5,035,000	Tempur-Pedic International, Inc., New Term Loan B, 12/12/2019 (f)	5,092,550

	Entertainment – 0.1%
2,006,000	WMG Acquisition Corp., Term Loan, 5.250%, 11/01/2018 (c)	2,027,324

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Healthcare – 0.1%
$1,268,072	Hologic, Inc., Term Loan B, 4.500%, 8/01/2019(c)	$1,282,109

	Independent Energy – 0.3%
4,945,000	Plains Exploration & Production, 7-year Term Loan, 4.000%, 11/30/2019(c)	4,960,478

	Metals & Mining – 0.2%
3,677,763	Arch Coal, Inc., Term Loan B, 5.750%, 5/16/2018 (c)	3,710,532

	Wirelines – 0.5%
7,110,000	Level 3 Financing, Inc., Term Loan, 4.750%, 8/01/2019(c)	7,139,649

	Total Senior Loans (Identified Cost $23,900,389)	24,212,642

Shares
Preferred Stocks – 0.1%
	Non-Captive Consumer – 0.0%
5,510	SLM Corp., Series A, 6.970%	265,692

	Non-Captive Diversified – 0.1%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,791,141
532	Ally Financial, Inc., Series G, 7.000%, 144A	522,507

		2,313,648

	Total Preferred Stocks (Identified Cost $2,068,801)	2,579,340

Principal Amount (‡)
Short-Term Investments – 5.2%
$34,174	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2012 at 0.010% to be repurchased at $34,174 on 1/02/2013 collateralized by $40,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $40,061 including accrued interest(g)	34,174

84,911,927	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $84,911,974 on 1/02/2013 collateralized by $86,125,000 Federal National Mortgage Association, 1.150% due 2/22/2017 valued at $86,615,137 including accrued interest(g)	84,911,927

	Total Short-Term Investments (Identified Cost $84,946,101)	84,946,101

	Total Investments – 101.8% (Identified Cost $1,578,415,261)(a)	1,655,118,333
	Other assets less liabilities – (1.8)%	(30,039,452)

	Net Assets – 100.0%	$1,625,078,881

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $1,581,863,087 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$77,641,494
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,386,248)

Net unrealized appreciation	$73,255,246

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open TBA transactions.

(c)	Variable rate security. Rate as of December 31, 2012 is disclosed.

(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Position is unsettled. Contract rate was not determined at December 31, 2012 and does not take effect until settlement date.

(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $278,240,413 or 17.1% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced

EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$1,543,380,250	$—	$1,543,380,250
Senior Loans*	—	24,212,642	—	24,212,642
Preferred Stocks*	2,056,833	522,507	—	2,579,340
Short-Term Investments	—	84,946,101	—	84,946,101

Total	$2,056,833	$1,653,061,500	$—	$1,655,118,333

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at December 31, 2012 (Unaudited)

Treasuries	17.3%
Mortgage Related	14.2
Banking	5.9
Government Owned - No Guarantee	5.6
Non-Captive Diversified	5.3
Wirelines	4.9
Commercial Mortgage-Backed Securities	4.8
Automotive	3.3
Oil Field Services	2.6
Independent Energy	2.6
Technology	2.5
ABS Car Loan	2.1
Wireless	2.1
Other Investments, less than 2% each	23.4
Short-Term Investments	5.2

Total Investments	101.8
Other assets less liabilities	(1.8)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 22, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 22, 2013